Account Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Account Payables and Accrued Expenses
Schedule of account payables and accrued expenses

As at December 31:	2021	2020
Trade and account payables	$6,579	$9,923
Interest payables	482	521
Value-added, goods and services and other taxes (other than income taxes)	1,550	1,194
Compensation	272	289
Contract liabilities under contracts with customers	1,864	2,767
Lease liabilities	291	384
Provision for a financial loss	283	575
Due to an affiliate (see Note 25)	25	27
	$11,346	$15,680

Schedule of movement of contract liabilities under contracts with customers

	2021	2020
Balance, beginning of the year	$2,767	$4,637
Considerations received	614	2,329
Reclassification to profit or loss upon satisfaction of performance obligations	(1,517)	(1,715)
Write-off	—	(2,600)
Other adjustments	—	116
Balance, end of the year	$1,864	$2,767

Schedule of contract liabilities expects to recognize as revenue

	2021	2020
Year 1 after the year-end (included in current liabilities)	$1,864	$2,767
	$1,864	$2,767

Schedule of future lease payments included in the measurement and principal amounts of the lease liabilities

Years ending December 31:	Principal	Interest	Total
2022	$291	$23	$314
2023	233	13	246
2024	243	3	246
	$767	$39	$806

Current liabilities	$291
Non-current liabilities	476
$767

Schedule of Lease liabilities

	2021	2020	2019
Interest expense	$42	$59	$71
Expense relating to short-term leases with payments directly charged to profit or loss	358	533	881
Expense relating to leases of low-value assets with payments directly charged to profit or loss	115	—	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—	—
Total cash outflows for leases	939	1,043	1,824
Gain on COVID-19-related rent concessions	—	(6)	—
Depreciation charge for right-of-use assets (see Note 11)	436	514	738
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	692	1,109	1,188